Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary compensation table total for Mr. Dibowitz(1)	Compensation actually paid to Mr. Dibowitz(2)	Summary compensation table total for Mr. Burke(1)	Compensation actually paid to Mr. Burke(2)	Average summary compensation table total for non-PEO NEOs(1)(3)	Average compensation actually paid to non-PEO NEOs(3)(4)	Value of initial fixed $100 investment based on:		Net income (loss) (millions) (7)	Stock Price (8)
							Total shareholder return(5)	Peer group total shareholder return(6)
2022	2,312,047	29,557,102	—	—	2,678,633	5,707,378	285.30	160.70	176.5	67.62
2021	15,419,099	18,405,019	18,487,913	7,600,866	4,949,709	3,779,743	151.90	96.50	(4,494.4)	36.00
2020	—	—	7,567,090	2,677,182	4,339,194	3,744,156	N/A	N/A	(4,855.5)	N/A

Company Selected Measure Name	The company-selected measure is our stock price on the last trading day of each respective year. Valaris Limited's common shares began trading on NYSE on May 3, 2021, following our emergence from bankruptcy proceedings.
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the amount of “compensation actually paid” to our PEO for each applicable year, as computed in accordance Non-PEO NEOs included for 2022 are Messrs. Weber, Luca, Lyne, Vukadin and Gibbins. Non-PEO NEOs included for 2021 are Messrs. Luca, Gibbins, Jonathan Baksht (our former Executive Vice President and Chief Financial Officer), and Alan Quintero (our Former Senior Vice President, Business Development). Non-PEO NEOs included for 2020 are Mr. Baksht, Michael McGuinty (our former Senior Vice President, General Counsel and Secretary) and Carl G. Trowell (our former Executive Chairman).
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Dow Jones U.S. Select Oil Equipment & Services Index.
Adjustment To PEO Compensation, Footnote [Text Block]	with Item 402(v) of Regulation S-K. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	Anton Dibowitz		Thomas P. Burke
	2022	2021	2021	2020
"Total" as reported in Summary Compensation Table ("SCT")	2,312,047	15,419,099	18,487,913	7,567,090
Less, fair value of equity awards granted during the year as reported in the "Share Awards" column in SCT	(692,457)	(14,683,726)	(10,897,489)	(1,423,447)
Plus, fair value at year-end of equity awards granted in the year	1,097,608	17,669,646	—	—
Plus, change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year (a)	296,563	—	15,062	(498,664)
Plus, change in fair value (whether positive or negative) from prior fiscal year-end for awards granted in prior years that were unvested at end of year	26,543,341	—	—	(2,967,797)
Less, prior year-end fair value of awards forfeited in year	—	—	(4,620)	—
Compensation Actually Paid to PEO	29,557,102	18,405,019	7,600,866	2,677,182
(a)The change in fair value for awards that vested in 2021 for Mr. Burke reflects 327,679 RSUs that vested but were unsettled and ultimately cancelled upon emergence from Chapter 11.

Non-PEO NEO Average Total Compensation Amount	$ 2,678,633	$ 4,949,709	$ 4,339,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,707,378	3,779,743	3,744,156
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

	Average Non-PEO NEOs
	2022	2021	2020
Average "Total" as reported in the (SCT)	2,678,633	4,949,709	4,339,194
Less, average fair value of equity awards granted during the year as reported in the "Share Awards" column in the SCT	(1,859,646)	(2,804,443)	(344,070)
Plus, average fair value at year-end of equity awards granted in the year	2,938,321	1,635,540	—
Plus, average change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year(a)	29,223	855	5,222
Plus, average fair value (whether positive or negative) of equity awards granted and vested in the year	4,564	—	—
Plus average change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of current year	1,916,283	—	(158,640)
Less, average prior year-end fair value of awards forfeited in year	—	(1,918)	(97,550)
Average Compensation Actually Paid to Non-PEO NEOs	5,707,378	3,779,743	3,744,156
(a)The average change in fair value for awards that vested in 2021 reflects an aggregate 72,779 RSUs for Messrs. Luca, Gibbins, Baksht and Quintero that vested, but were unsettled and ultimately cancelled upon emergence from Chapter 11.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Stock Price
Total Shareholder Return Amount	$ 285.30	151.90
Peer Group Total Shareholder Return Amount	160.70	96.50
Net Income (Loss)	$ 176,500,000	$ (4,494,400,000)	(4,855,500,000)
Company Selected Measure Amount | $ / shares	67.62	36.00
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of net income (loss) attributable to Valaris reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year. The net loss reported for 2021 is comprised of a loss of $27.4 million for the eight months ended December 31, 2021 successor period and a loss of $4,467.0 million for the four months ended April 30, 2021 predecessor period.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
Measure [Axis]: 2
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Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative ROCE
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Personal and process safety
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Downtime performance
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Spill prevention
Anton Dibowitz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,312,047	$ 15,419,099	0
PEO Actually Paid Compensation Amount	$ 29,557,102	18,405,019	0
PEO Name	Anton Dibowitz
Tom Burke [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	18,487,913	7,567,090
PEO Actually Paid Compensation Amount	$ 0	7,600,866	2,677,182
PEO Name	Thomas P. Burke
PEO [Member] | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (692,457)	(14,683,726)
PEO [Member] | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,097,608	17,669,646
PEO [Member] | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	296,563	0
PEO [Member] | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	26,543,341	0
PEO [Member] | Anton Dibowitz [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Tom Burke [Member] | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(10,897,489)	(1,423,447)
PEO [Member] | Tom Burke [Member] | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0
PEO [Member] | Tom Burke [Member] | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,062	(498,664)
PEO [Member] | Tom Burke [Member] | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	(2,967,797)
PEO [Member] | Tom Burke [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,620)	0
Non-PEO NEO [Member] | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,859,646)	(2,804,443)	(344,070)
Non-PEO NEO [Member] | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,938,321	1,635,540	0
Non-PEO NEO [Member] | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,223	855	5,222
Non-PEO NEO [Member] | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,916,283	0	(158,640)
Non-PEO NEO [Member] | Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,918)	(97,550)
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,564	$ 0	$ 0